Income taxes (Details - Deferred taxes) - USD ($)	Mar. 31, 2024	Jun. 30, 2023
Deferred tax assets
263A calculation	$ 327,987	$ 239,142
Inventory reserve	207,463	149,907
State taxes	4,840	2,435
Accrued expenses	253,615	273,589
ROU assets / liabilities	112,582	115,125
Net Operation loss	2,389,948	2,173,221
Disallowed interest expense	234,473	163,381
Stock-based compensation	308,956	207,726
Valuation allowance	(64,990)	0
Others	84,701	85,596
Total deferred tax assets	3,859,575	3,410,122
Deferred tax liabilities
Depreciation	(82,870)	(105,323)
Intangible assets acquired	(1,020,285)	(1,149,549)
Total deferred tax liabilities	(1,103,155)	(1,254,872)
Net deferred tax assets	$ 2,756,420	$ 2,155,250